FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Changes in Fair Value of Derivatives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	$ 895	$ 1,011
Proceeds received from settlement of derivatives	(12,376)	(5,127)
Payment on derivatives settled	12,379	5,236
Increase (decrease) in fair value of derivatives	238	(225)
Derivative financial assets, end of year	1,136	895
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,121
Derivative financial liabilities, beginning of year	11
Proceeds received from settlement of derivatives	(10,029)	(3,914)
Payment on derivatives settled	9,956	3,931
Increase (decrease) in fair value of derivatives	134	6
Derivative financial assets, end of year	988	1,121
Derivative financial liabilities, end of year	72	11
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning of year	(243)
Derivative financial liabilities, end of year	0	(243)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	36	34
Proceeds received from settlement of derivatives	0	(3)
Payment on derivatives settled	0	0
Increase (decrease) in fair value of derivatives	18	5
Derivative financial assets, end of year	54	36
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,110	1,098
Proceeds received from settlement of derivatives	(987)	0
Payment on derivatives settled	1,019	0
Increase (decrease) in fair value of derivatives	(226)	12
Derivative financial assets, end of year	916	1,110
Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning of year	(243)	0
Proceeds received from settlement of derivatives	(112)	(9)
Payment on derivatives settled	165	0
Increase (decrease) in fair value of derivatives	190	(234)
Derivative financial liabilities, end of year	0	(243)
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	(19)	(109)
Derivative financial liabilities, beginning of year	19
Proceeds received from settlement of derivatives	(1,248)	(1,201)
Payment on derivatives settled	1,239	1,305
Increase (decrease) in fair value of derivatives	122	(14)
Derivative financial assets, end of year		(19)
Derivative financial liabilities, end of year	94	19
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,551
Derivative financial liabilities, beginning of year	(656)
Derivative financial assets, end of year	1,550	1,551
Derivative financial liabilities, end of year	(414)	(656)
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	11	(12)
Derivative financial liabilities, beginning of year	0
Derivative financial assets, end of year	(72)	11
Derivative financial liabilities, end of year	0	0
Before Offset Amount | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, end of year	0
Before Offset Amount | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	36
Derivative financial liabilities, beginning of year	0
Derivative financial assets, end of year	54	36
Derivative financial liabilities, end of year	0	0
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,453
Derivative financial liabilities, beginning of year	(343)
Derivative financial assets, end of year	1,330	1,453
Derivative financial liabilities, end of year	(414)	(343)
Before Offset Amount | Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	40
Derivative financial liabilities, beginning of year	(283)
Derivative financial assets, end of year	0	40
Derivative financial liabilities, end of year		(283)
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	11
Derivative financial liabilities, beginning of year	(30)
Derivative financial assets, end of year	94	11
Derivative financial liabilities, end of year	$ 0	$ (30)